Putnam
Intermediate
U.S. Government
Income Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-03

[GRAPHIC OMITTED: LOCK]

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

We are pleased to report that Putnam Intermediate U.S. Government Income Fund delivered positive results for the six months ended May 31, 2003. However, largely because of the fund's defensive positioning, it underperformed both its benchmark and its Lipper peer group average. Performance details can be found on page 7.

As interest rates continued to decline during the period, the management team believed it prudent to protect the fund's assets against an inevitable rise in rates (and an accompanying decline in share prices), an opinion it still holds. Although rates continued to decline, ultimately reaching 45-year lows, the management team believes such rates are unsustainable and will eventually begin to rise. The team believes the fund is well positioned to accommodate such a turn. In the following report, the management team discusses this and other strategies. They also offer their views on the fund's prospects for the fiscal year's second half.

In bringing you this news of your fund's performance, we would also like to take the opportunity to tell you how much we appreciate your confidence in Putnam. You can rest assured that we will continue to do our utmost to deliver the best possible results for your fund.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
July 16, 2003

REPORT FROM FUND MANAGEMENT

* Putnam Intermediate U.S. Government Income Fund class A shares returned 2.88% at net asset value and -0.39% at public offering price for the six months ended May 31, 2003.

* Due to its more defensive positioning, the fund underperformed its benchmark, the Lehman Intermediate Government Bond Index, which returned 4.70% during the same period.

* For the same reason, the fund's performance also lagged the average of 3.58% for its Lipper category, Lipper Short-Intermediate U.S. Government Funds.

* See the performance summary on page 7 for complete fund performance, comparative performance, and Lipper data.

* PERFORMANCE COMMENTARY

We believe that the fund's comparative results during this period appropriately reflect its objective of seeking income with preservation of capital. We structured the portfolio defensively because we were concerned about the possible negative impact of rising interest rates on the portfolio's value. Duration is a measure of sensitivity to interest rates, and we took on a defensive positioning -- a relatively short duration -- to help protect the fund from potentially higher rates (Bond prices move in the opposite direction of interest rates). To illustrate, we kept the fund's duration within a range of 1.5 to 1.7 years. At the end of the period, the duration of the Lehman index was 3.25 years. Unfortunately, interest rates continued to fall during the period, reaching 45-year lows. Thus far, our assertion that rates will rise has been incorrect, but we still believe that interest rates remain at unsustainably low levels. On the positive side, fund performance was helped by our decision to allocate significant assets to mortgage-backed securities. We emphasized this sector in order to gather additional coupon income, a strategy that added to the fund's return.


Fund Profile

Putnam Intermediate U.S. Government Income Fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital, by allocating its assets among intermediate-maturity U.S. Treasuries, mortgage-backed securities, and other U.S. government agency securities. The fund may be appropriate for investors seeking current income.


* MARKET OVERVIEW

Continued uncertainty and investor trepidation characterized the markets during much of the period, which was marked by concern about the direction of the U.S. economy, consumer spending, and if capital spending by corporations would improve. Overlaying these factors was the geopolitical uncertainty brought to bear by tenuous situations in Iraq and North Korea. Once the invasion of Iraq reached a positive conclusion, investors became more confident, moving some assets back into stocks. Corporate bonds also posted a strong rebound.

The fiscal and monetary backdrop also appeared to be a positive one for future growth. The Congress and President Bush signed the Jobs and Growth Tax Relief Reconciliation Act of 2003, and the Federal Reserve Board reinforced its commitment to keeping interest rates low enough to spark a stronger recovery. We expected these events to push interest rates higher. With investors anticipating a rebound and moving assets out of Treasuries, we anticipated that yields would rise and bond prices would fall. However, several factors kept yields declining, most significantly, continued sustained demand for Treasury securities from Asian central banks and individual investors in the United States. These parties remained concerned about future growth as a result of ongoing concerns related to Iraq, terrorism, North Korea, as well as the uncertainty about what kind of effect the SARS epidemic might have on global economic activity. With interest rates at historic lows, mortgage refinancing continued at a torrid pace.


MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 5/31/03

Bonds

Lehman Intermediate Govt. Bond Index
(intermediate-maturity government bonds)                         4.70%
-----------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                  6.29%
-----------------------------------------------------------------------
Lehman Municipal Bond Index (municipal bonds)                    6.46%
-----------------------------------------------------------------------
JP Morgan Global High Yield Index (high-yield bonds)            14.75%
-----------------------------------------------------------------------

Stocks

S&P 500 Index (broad stock market)                               3.87%
-----------------------------------------------------------------------
Russell 1000 Growth Index (large-company growth stocks)          3.85%
-----------------------------------------------------------------------
Russell 1000 Value Index (large-company value stocks)            5.40%
-----------------------------------------------------------------------
MSCI EAFE Index (international stocks)                           3.30%
-----------------------------------------------------------------------

These indexes provide an overview of performance in different market sectors for the six months ended May 31, 2003.


* STRATEGY OVERVIEW

Our investment process remains unchanged. We start by deciding whether mortgages or comparable Treasuries are more attractive, given their relative valuations and our broad outlook about the economy and interest rates. Then, we choose investments within these sectors by issuer or coupon rate by analyzing relative valuation and yields. Part of this approach is to see if there are opportunities offered by securities that are not included in the benchmark. During the period, we decided to maintain an emphasis on mortgage-backed securities because of the additional yield they offered. At the same time, we took a defensive approach, positioning the Treasury portion of the portfolio in Treasury bills and short-term cash equivalents, which are less sensitive to changes in interest rates. This was done with an eye toward reducing the fund's duration, which indicates its interest-rate sensitivity. (A shorter duration means that the portfolio value is less likely to decline if interest rates rise; however, if rates fall, such a portfolio will not be able to benefit as much from the ensuing bond price increases.) We also took advantage of yield opportunities in other mortgage-related securities and agency debentures, because we believed that they offered attractive yields without adding significant risk.


[GRAPHIC OMITTED: vertical bar chart THE FUND'S MATURITY AND DURATION COMPARED]

THE FUND'S MATURITY AND DURATION COMPARED*

This chart compares changes in the fund's duration
(a measure of its sensitivity to interest-rate changes) and its average effective maturity (a weighted average of the holdings' maturities) over the six months ended 5/31/03.

                                      as of 11/30/02     as of 5/31/03

Average effective maturity in years         2.9               2.2

Duration in years                           2.2               1.5

Footnote reads:
*Average effective maturity also takes into account put and call features, where applicable, and reflects prepayments for mortgage-backed securities.


* HOW FUND HOLDINGS/SECTOR ALLOCATIONS  AFFECTED PERFORMANCE

Within the mortgage-backed security (MBS) sector allocation, we were able to find significant opportunities to add additional income and help performance. We increased the fund's MBS weighting to 70.6% (based on the fund's net assets) by the end of the period. Declining interest rates led to sustained prepayment activity. In this scenario, low or falling interest rates encourage homeowners to refinance, leaving MBS holders, such as the fund, with principal prepayments that must be reinvested at lower prevailing rates.

Given this backdrop, we looked for segments of the market that were generally insulated from prepayments. We initially favored 15-year MBSs with 5.5% coupon rates issued by the Government National Mortgage Association (Ginnie Maes) and the Federal National Mortgage Association (Fannie Maes). As the period progressed, we moved our 15-year allocation down the coupon scale to 5% and finally to 4.5% securities issued by the Federal Home Loan Mortgage Corporation (Freddie Macs). Toward the end of the period, we turned our focus to higher-coupon 30-year Fannie Maes with 7% coupons because they offered particular value and had already experienced significant prepayment activity. We also favored 30-year Fannie Maes and Ginnie Maes with 5% coupons, because homeowners with this low interest rate had little to no incentive to refinance. The fund also benefited from investments in what are known as re-performing mortgage loans with 30-year maturities. These are securities that have been purchased by Fannie Mae from Ginnie Mae after homeowners have demonstrated some difficulty in meeting their mortgage payments. Fannie Mae then reissues the pools of mortgage securities and guarantees them. These MBSs offered coupons in the 7.5% range, but with much slower prepayment activity due to the slightly impaired credit of the homeowners. As such, we believe they were attractively priced, offered compelling yields with reduced prepayment risk, and were secured by the backing of Fannie Mae.


[GRAPHIC OMITTED: horizontal bar chart SECTOR WEIGHTINGS COMPARED]

SECTOR WEIGHTINGS COMPARED*

                             as of 11/30/02       as of 5/31/03

Fixed-rate
mortgage-backed
securities                       59.4%                70.6%

Adjustable-rate
mortgage-backed
securities                        0.5%                 0.3%

U.S. Treasury
securities                       15.9%                 3.6%

Cash and
Short-term
investments                      47.5%                57.5%

U.S. government
agency
obligations                      10.5%                 4.6%

Footnote reads:
*This chart shows how the fund's sector weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Sectors and holdings will vary over time.


While our moves within the MBS sector helped performance, they were not enough to offset the effects of our defensive positioning within a falling interest-rate environment. During the period, Treasuries outperformed MBSs as interest rates were on the decline. Our choice for Treasury investments, Treasury bills, are offered with maturities of three months, six months, and one year. They differ from Treasury notes, which carry maturities of between 2 and 10 years, and Treasury bonds, which are Treasury securities with maturities of longer than 10 years. We focused on shorter-term Treasuries and cash equivalents in order to shorten the duration, or interest-rate sensitivity, of the fund. We also felt that other parts of the Treasury yield curve were more prone to suffer price losses if interest rates rose.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.


OF SPECIAL INTEREST

* At the time this report was being written, the Federal Home Loan Mortgage Corporation (Freddie Mac) was being investigated for allegations of accounting and management improprieties, as well as alleged improper use of the company's reserve account. We are monitoring the situation closely and will make changes to the fund's holdings if we believe such changes are warranted. The allegations did not affect performance in a material way during the semiannual period.


* THE FUND'S MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income Team. The members of the team are Kevin Cronin (Portfolio Leader), Rob Bloemker (Portfolio Member), Carl Bell, Andrea Burke, Steve Horner, D. William Kohli, James Prusko, Michael Salm, John Van Tassel, and David Waldman.


THE OUTLOOK FOR YOUR FUND

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

We believe that economic growth will be modest going forward. More importantly, several factors that forced interest rates lower appear to be reversing direction. First, the federal budget is no longer in surplus. The U.S. Treasury had been using the extra funds to buy back debt, putting downward pressure on interest rates. Instead, there will be a pronounced deficit going forward, made even larger by spending on the Iraq war. The significant amount of new issuance should force rates higher. In addition, bonds outperformed stocks from 2000 through 2002, the first time they did so three years running since 1939-1941. The equity market appears to be rebounding, increasing the possibility that the bond market will experience significant outflows from investors who had been using the safe haven of government bonds to protect their assets while the stock market floundered. Third, uncertainty about credit quality and risk, which resulted from the corporate accounting scandals, appears to be dissipating. In response, the corporate bond market has performed well recently. Further, interest rates were kept low by the strong buying of U.S. assets by international investors who were seeking the relative safety of the U.S. government bond market and because of the strength of the U.S. dollar. However, the dollar has fallen in value relative to the yen and the euro for the first time in nine years, making U.S. assets less attractive to overseas investors. Finally, if some sort of resolution in Iraq is achieved, we could see a quick and significant rise in interest rates, which are currently at low levels. Our defensive stance was constructed with all of this in mind. While we may have been a bit early, we felt it was necessary to be prepared instead of struggling to catch up with market forces. As it is a rule in the fixed-income marketplace that bond prices decline when yields rise, we will be looking to protect the fund's principal at the same time that we look for yield opportunities to bolster returns.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.


PERFORMANCE SUMMARY

This section provides information about your fund's performance during its semiannual period, which ended May 31, 2003. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. A profile of your fund's strategy appears on the first page of this report. See page 8 for definitions of some terms used in this section.

TOTAL RETURN FOR PERIODS ENDED 5/31/03

                    Class A        Class B         Class C       Class M
(inception dates)  (2/16/93)      (2/16/93)       (7/26/99)      (4/3/95)
                  NAV     POP     NAV   CDSC      NAV   CDSC    NAV    POP
-------------------------------------------------------------------------------
6 months         2.88%  -0.39%   2.57%  -0.43%   2.50%  1.50%  2.99%  0.85%
-------------------------------------------------------------------------------
1 year           6.40    2.96    5.75    2.75    5.60   4.60   6.42   4.37
-------------------------------------------------------------------------------
5 years         35.14   30.63   31.08   31.08   29.63  29.63  34.28  31.61
Annual average   6.21    5.49    5.56    5.56    5.33   5.33   6.07   5.65
-------------------------------------------------------------------------------
10 years        78.39   72.50   68.24   68.24   64.91  64.91  76.36  72.89
Annual average   5.96    5.60    5.34    5.34    5.13   5.13   5.84   5.63
-------------------------------------------------------------------------------
Annual average
(life of fund)   5.90    5.55    5.28    5.28    5.05   5.05   5.76   5.56
-------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 3.25% and 2.00%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 3% in the first year, declining to 1% in the fourth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for classes C and M shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/03

                                                                   Lipper
                                            Lehman           Short-Intermediate
                                         Intermediate         U.S. Government
                                       Government Funds          category
                                          Bond Index             average*
-------------------------------------------------------------------------------
6 months                                    4.70%                  3.58%
-------------------------------------------------------------------------------
1 year                                     10.16                   7.57
-------------------------------------------------------------------------------
5 years                                    43.29                  35.55
Annual average                              7.46                   6.27
-------------------------------------------------------------------------------
10 years                                   92.39                  78.22
Annual average                              6.76                   5.94
-------------------------------------------------------------------------------
Annual average
(life of fund)                              6.68                   5.90
-------------------------------------------------------------------------------

* Lipper and index results should be compared with fund performance at net asset value. Over the 6-month and 1-, 5-, and 10-year periods ended 5/31/03, there were 77, 77, 66, and 27 funds, respectively, in this Lipper category.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/03

                    Class A        Class B         Class C       Class M
-------------------------------------------------------------------------------
Distributions
(number)               6              6               6             6
-------------------------------------------------------------------------------
Income             $0.048195      $0.032527       $0.028635     $0.044274
-------------------------------------------------------------------------------
Capital gains
  Long-term         0.005000       0.005000        0.005000      0.005000
-------------------------------------------------------------------------------
  Short-term        0.005000       0.005000        0.005000      0.005000
-------------------------------------------------------------------------------
Total              $0.058195      $0.042527       $0.038635     $0.054274
-------------------------------------------------------------------------------
Share value:      NAV     POP        NAV             NAV       NAV     POP
-------------------------------------------------------------------------------
11/30/02         $5.17   $5.34      $5.18           $5.17     $5.18   $5.29
-------------------------------------------------------------------------------
5/31/03           5.26    5.44       5.27            5.26      5.28    5.39
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current
dividend
rate 1            0.95%   0.91%      0.34%           0.20%     0.79%   0.78%
-------------------------------------------------------------------------------
Current
30-day SEC
yield 2           0.39    0.38      -0.20           -0.35      0.25    0.24
-------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 6/30/03 (most recent calendar quarter)

                    Class A        Class B         Class C       Class M
(inception dates)  (2/16/93)      (2/16/93)       (7/26/99)      (4/3/95)
                  NAV     POP     NAV   CDSC      NAV   CDSC    NAV    POP
-------------------------------------------------------------------------------
6 months         1.79%  -1.61%   1.48%  -1.52%   1.41%  0.41%  1.71%  -0.39%
-------------------------------------------------------------------------------
1 year           5.71    2.30    5.07    2.06    4.92   3.92   5.73    3.71
-------------------------------------------------------------------------------
5 years         34.34   29.87   30.31   30.31   28.80  28.80  33.49   30.84
Annual average   6.08    5.37    5.44    5.44    5.19   5.19   5.95    5.52
-------------------------------------------------------------------------------
10 years        77.46   71.61   67.37   67.37   64.06  64.06  75.40   71.96
Annual average   5.90    5.55    5.29    5.29    5.08   5.08   5.78    5.57
-------------------------------------------------------------------------------
Annual average
(life of fund)   5.86    5.52    5.24    5.24    5.02   5.02   5.72    5.52
-------------------------------------------------------------------------------


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 3% maximum during the first year to 1% during the fourth year. After the fourth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).


COMPARATIVE INDEXES

Lehman Intermediate Government Bond Index is an unmanaged index of government bonds with maturities between 1 and 10 years.

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed income securities.

Lehman Municipal Bond Index is an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds.

JP Morgan Global High Yield Index is an unmanaged index of global high-yield debt securities.

S&P 500 Index is an unmanaged index of common  stock performance.

Russell 1000 Growth Index is an unmanaged index of those companies in the Russell 1000 chosen for their growth orientation.

Russell 1000 Value Index is an unmanaged index of those companies in the Russell 1000 chosen for their value orientation.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of international stocks from Europe, Australasia, and the Far East.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
May 31, 2003 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (91.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government and Agency Mortgage Obligations (82.9%)
-------------------------------------------------------------------------------------------------------------------
                    Federal Home Loan Mortgage Corporation
           $365,554 7 1/2s, with due dates from April 1, 2016 to December 1, 2017                          $390,382
        116,129,583 4 1/2s, with due dates from May 1, 2018 to June 1, 2018                             119,269,336
         77,789,000 4 1/2s, TBA, June 1, 2018                                                            79,757,995
                    Federal National Mortgage Association Adjustable Rate Mortgages
             96,040 6.092s, with due dates from November 1, 2024 to July 1, 2026                             98,924
          3,571,463 5.982s, September 1, 2031                                                             3,703,428
                    Federal National Mortgage Association Pass-Through Certificates
              4,033 11 1/4s, October 1, 2010                                                                  4,337
             10,470 8s, May 1, 2013                                                                          11,186
         13,998,845 7 1/2s, with due dates from November 1, 2015 to November 1, 2030                     14,998,512
         27,040,308 7 1/2s, with due dates from December 1, 2011 to October 1, 2015                      28,999,134
         56,397,613 7s, with due dates from November 1, 2022 to January 1, 2033                          59,430,949
          2,156,236 7s, with due dates from September 1, 2007 to January 1, 2015                          2,295,065
        150,143,000 7s, TBA, June 1, 2033                                                               158,166,342
          5,164,972 6 1/2s, with due dates from February 1, 2014 to February 1, 2017                      5,425,741
         81,000,000 6 1/2s, TBA, June 1, 2033                                                            84,417,228
          2,387,916 6s, with due dates from March 1, 2014 to October 1, 2016                              2,492,348
         32,628,233 5 1/2s, with due dates from June 1, 2013 to March 1, 2018                            33,894,088
        150,849,000 5s, TBA, July 1, 2033                                                               154,148,822
        174,800,000 5s, TBA, June 1, 2033                                                               179,333,967
            256,080 Government National Mortgage Association Adjustable Rate
                    Mortgages 7s, July 20, 2026                                                             265,363
                    Government National Mortgage Association Pass-Through Certificates
          8,137,054 7 1/2s, with due dates from December 15, 2023 to March 15, 2032                       8,653,332
          2,207,829 7s, with due dates from July 15, 2029 to May 15, 2032                                 2,327,429
          3,120,708 6 1/2s, with due dates from October 15, 2029 to June 15, 2032                         3,274,978
        125,800,000 5s, TBA, July 1, 2033                                                               129,298,750
                                                                                                      -------------
                                                                                                      1,070,657,636

U.S. Government and Agency Obligations (4.6%)
-------------------------------------------------------------------------------------------------------------------
         47,870,000 Fannie Mae 7 1/4s, January 15, 2010                                                  59,950,330

U.S. Treasury Obligations (3.6%)
-------------------------------------------------------------------------------------------------------------------
          8,322,073 U.S. Treasury Inflation Index Notes 3 5/8s, January 15, 2008                          9,327,221
         36,755,000 U.S. Treasury Notes 1 5/8s, January 31, 2005                                         37,001,957
                                                                                                     --------------
                                                                                                         46,329,178
                                                                                                     --------------
                    Total U.S. Government and Agency Obligations (cost $1,165,809,183)               $1,176,937,144

COLLATERALIZED MORTGAGE OBLIGATIONS (12.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Fannie Mae
        $12,340,168 Ser. 02-T18, Class A4, 7 1/2s, 2042                                                 $13,675,643
         51,071,969 Ser. 02-T16, Class A3, 7 1/2s, 2042                                                  56,599,067
          6,329,464 Ser. 02-W4, Class A5, 7 1/2s, 2042                                                    7,014,449
          5,063,368 Ser. 01-T10, Class A2, 7 1/2s, 2041                                                   5,611,334
          3,256,872 Ser. 02-T4, Class A3, 7 1/2s, 2041                                                    3,609,337
          1,281,070 Ser. 02-T6, Class A2, 7 1/2s, 2041                                                    1,419,710
          2,120,635 Ser. 01-T12, Class A2, 7 1/2s, 2041                                                   2,350,133
          8,287,850 Ser. 01-T7, Class A1, 7 1/2s, 2041                                                    9,184,776
            412,518 Ser. 99-T2, Class A1, 7 1/2s, 2039                                                      457,162
          6,189,992 Ser. 02-T1, Class A3, 7 1/2s, 2031                                                    6,859,884
          2,569,291 Ser. 00-T6, Class A1, 7 1/2s, 2030                                                    2,847,344
            208,844 Ser. 02-W3, Class A5, 7 1/2s, 2028                                                      231,445
         25,690,845 Ser. 2002-T1, Class A2, 7s, 2031                                                     28,074,996
         15,344,000 Ser. 03-W8, Class 2A, 7s, 2042                                                       16,767,954
          1,268,261 Federal Home Loan Mortgage Corp. Structured Pass-Through
                    Securities Ser. T-42, Class A5, 7 1/2s, 2042                                          1,405,514
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations (cost $152,950,590)                      $156,108,748

SHORT-TERM INVESTMENTS (57.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $85,000,000 Interest in $500,000,000 joint repurchase agreement dated
                    May 30, 2003 with Bank of America due June 2, 2003 with
                    respect to various U.S. Government obligations -- maturity
                    value of $85,009,421 for an effective yield of 1.33%                                $85,000,000
         85,000,000 Interest in $500,000,000 joint repurchase agreement dated
                    May 30, 2003 with Bank of America due June 2, 2003 with
                    respect to various U.S. Government obligations -- maturity
                    value of $85,009,421 for an effective yield of 1.33%                                 85,000,000
         74,341,000 Interest in $521,000,000 joint repurchase agreement dated
                    May 30, 2003 with SBC Warburg, Inc. due June 2, 2003 with
                    respect to various U.S. Government obligations -- maturity
                    value of $74,349,239 for an effective yield of 1.33%                                 74,341,000
        209,000,000 Federal Home Loan Banks effective yield of 1.18%, June 11, 2003                     208,931,494
        125,000,000 Federal Home Loan Banks effective yield of 1.16%, June 4, 2003                      124,987,917
         50,000,000 Federal National Mortgage Association effective yield of 1.22%,
                    June 4, 2003                                                                         49,994,917
        109,259,000 Federal National Mortgage Association effective yield of 1.17%,
                    July 2, 2003                                                                        109,148,922
                                                                                                      -------------
                    Total Short-Term Investments (cost $737,404,250)                                   $737,404,250
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,056,164,023)                                          $2,070,450,142
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,291,568,891.

      TBA after the name of a security represents to be announced securities (Note 1).

--------------------------------------------------------------------------
TBA Sales Commitments at May 31, 2003 (Unaudited)
(proceeds receivable $309,716,627)
                             Principal       Settlement
Agency                        Amount            Date            Value
--------------------------------------------------------------------------
FNMA, 5s, June 2033        $150,849,000       6/12/03       $154,761,721
FNMA, 5s, July 2033          76,012,000       7/14/03         77,674,763
FHLMC, 4 1/2s, June 2018     76,010,000       6/17/03         77,933,965
--------------------------------------------------------------------------
                                                            $310,370,449
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2003 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost
$2,056,164,023) (Note 1)                                                     $2,070,450,142
-------------------------------------------------------------------------------------------
Cash                                                                              4,740,144
-------------------------------------------------------------------------------------------
Interest and other receivables                                                    4,873,825
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            1,564,135
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  342,798,416
-------------------------------------------------------------------------------------------
Total assets                                                                  2,424,426,662

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                39,718
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                813,353,922
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        6,637,606
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,650,034
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           85,881
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        40,226
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,128
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              617,842
-------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable
$309,716,627) (Note 1)                                                          310,370,449
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               59,965
-------------------------------------------------------------------------------------------
Total liabilities                                                             1,132,857,771
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,291,568,891

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,260,623,726
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (2,401,418)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                            19,714,286
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       13,632,297
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                  $1,291,568,891

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($597,019,200 divided by 113,455,447 shares)                                          $5.26
-------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $5.26)*                                $5.44
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($439,947,092 divided by 83,422,196 shares)**                                         $5.27
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($43,164,115 divided by 8,200,194 shares)**                                           $5.26
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($20,087,809 divided by 3,803,055 shares)                                             $5.28
-------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $5.28)***                              $5.39
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($191,350,675 divided by 36,421,149 shares)                                           $5.25
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended May 31, 2003 (Unaudited)
Investment income:                                                              $14,680,215
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  3,225,977
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,102,423
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    22,040
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     13,494
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               745,272
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,843,752
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               206,921
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                41,899
-------------------------------------------------------------------------------------------
Other                                                                               351,277
-------------------------------------------------------------------------------------------
Total expenses                                                                    7,553,055
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (39,228)
-------------------------------------------------------------------------------------------
Net expenses                                                                      7,513,827
-------------------------------------------------------------------------------------------
Net investment income                                                             7,166,388
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 19,661,329
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and TBA sale
commitments during the period                                                     9,607,213
-------------------------------------------------------------------------------------------
Net gain on investments                                                          29,268,542
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $36,434,930
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                           May 31           November 30
                                                                             2003*                 2002
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                  $7,166,388           $28,296,011
-------------------------------------------------------------------------------------------------------
Net realized gain on investments                                       19,661,329            24,977,395
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments               9,607,213            (2,876,204)
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   36,434,930            50,397,202
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                             (5,516,514)          (16,396,254)
-------------------------------------------------------------------------------------------------------
   Class B                                                             (2,674,321)           (7,393,018)
-------------------------------------------------------------------------------------------------------
   Class C                                                               (223,040)             (719,934)
-------------------------------------------------------------------------------------------------------
   Class M                                                               (179,374)             (601,040)
-------------------------------------------------------------------------------------------------------
   Class Y                                                             (1,974,557)           (7,321,779)
-------------------------------------------------------------------------------------------------------
  From net realized long-term gain on investments
   Class A                                                               (561,571)                   --
-------------------------------------------------------------------------------------------------------
   Class B                                                               (394,333)                   --
-------------------------------------------------------------------------------------------------------
   Class C                                                                (37,551)                   --
-------------------------------------------------------------------------------------------------------
   Class M                                                                (20,984)                   --
-------------------------------------------------------------------------------------------------------
   Class Y                                                               (179,914)                   --
-------------------------------------------------------------------------------------------------------
  From net realized short-term capital gains on investments
   Class A                                                               (561,571)           (2,372,223)
-------------------------------------------------------------------------------------------------------
   Class B                                                               (394,333)           (1,650,556)
-------------------------------------------------------------------------------------------------------
   Class C                                                                (37,551)             (155,668)
-------------------------------------------------------------------------------------------------------
   Class M                                                                (20,985)              (87,924)
-------------------------------------------------------------------------------------------------------
   Class Y                                                               (179,913)             (748,393)
-------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                      23,900,596           504,629,681
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                           47,379,014           517,580,094

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                 1,244,189,877           726,609,783
-------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income and undistributed net investment
income of $2,401,418 and $1,000,000, respectively)                 $1,291,568,891        $1,244,189,877
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                              May 31
operating performance               (Unaudited)                      Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.17        $5.10        $4.90        $4.81        $5.01        $4.90
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                    .03          .17          .26(d)       .28          .25          .25(d)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .12          .12          .19          .06         (.20)         .14
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .15          .29          .45          .34          .05          .39
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.05)        (.20)        (.25)        (.25)        (.25)        (.28)
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investment                      (.01)        (.02)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.06)        (.22)        (.25)        (.25)        (.25)        (.28)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.26        $5.17        $5.10        $4.90        $4.81        $5.01
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  2.88*        5.85         9.29         7.23         1.09         8.19
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $597,019     $588,232     $327,332     $217,197     $243,927     $242,140
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .49*         .97          .96         1.00          .99         1.06
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .66*        3.18         5.15         5.84         5.20         5.00
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                242.97*      538.64 (c)   224.31 (c)   401.30       318.67       223.06
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                              May 31
operating performance               (Unaudited)                       Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.18        $5.11        $4.91        $4.81        $5.01        $4.91
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                    .02          .14          .23(d)       .25          .22          .22(d)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .11          .12          .19          .07         (.20)         .13
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .13          .26          .42          .32          .02          .35
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.03)        (.17)        (.22)        (.22)        (.22)        (.25)
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investment                      (.01)        (.02)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.04)        (.19)        (.22)        (.22)        (.22)        (.25)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.27        $5.18        $5.11        $4.91        $4.81        $5.01
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  2.57*        5.21         8.61         6.79          .48         7.32
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $439,947     $410,169     $194,202     $103,543     $137,130     $137,569
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .79*        1.57         1.56         1.60         1.59         1.66
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .35*        2.47         4.49         5.24         4.60         4.39
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                242.97*      538.64 (c)   224.31 (c)   401.30       318.67       223.06
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
-----------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                          For the period
Per-share                              May 31                                         July 26, 1999+
operating performance               (Unaudited)         Year ended November 30          to Nov. 30
-----------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.17        $5.10        $4.90        $4.81        $4.81
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income                    .01          .13          .21 (d)      .24          .07
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                      .12          .12          .20          .06           -- (e)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .13          .25          .41          .30          .07
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.03)        (.16)        (.21)        (.21)        (.07)
-----------------------------------------------------------------------------------------------------
From net realized
gain on investment                      (.01)        (.02)          --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.04)        (.18)        (.21)        (.21)        (.07)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.26        $5.17        $5.10        $4.90        $4.81
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  2.50*        5.06         8.46         6.38         1.53*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $43,164      $38,613      $18,335       $5,221       $2,746
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .87*        1.72         1.71         1.75          .61*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .27*        2.38         4.23         5.12         1.58*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                242.97*      538.64 (c)   224.31 (c)   401.30       318.67
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                              May 31
operating performance               (Unaudited)                       Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.18        $5.11        $4.92        $4.82        $5.02        $4.91
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                    .03          .16          .25 (d)      .26          .24          .24 (d)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .12          .12          .18          .08         (.20)         .14
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .15          .28          .43          .34          .04          .38
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.04)        (.19)        (.24)        (.24)        (.24)        (.27)
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investment                      (.01)        (.02)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.05)        (.21)        (.24)        (.24)        (.24)        (.27)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.28        $5.18        $5.11        $4.92        $4.82        $5.02
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  2.99*        5.68         8.88         7.26          .93         8.01
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $20,088      $21,874      $15,244       $9,121      $10,918      $10,181
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .57*        1.12         1.11         1.15         1.14         1.21
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .59*        3.07         4.95         5.69         5.09         4.88
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                242.97*      538.64 (c)   224.31 (c)   401.30       318.67       223.06
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                              May 31
operating performance               (Unaudited)                       Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.16        $5.09        $4.90        $4.80        $5.01        $4.90
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                    .04          .18          .27 (d)      .29          .26          .26 (d)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .11          .12          .18          .07         (.21)         .14
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .15          .30          .45          .36          .05          .40
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.05)        (.21)        (.26)        (.26)        (.26)        (.29)
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investment                      (.01)        (.02)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.06)        (.23)        (.26)        (.26)        (.26)        (.29)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.25        $5.16        $5.09        $4.90        $4.80        $5.01
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  3.02*        6.13         9.35         7.73         1.14         8.46
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $191,351     $185,303     $171,498     $132,245     $114,881     $120,019
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .37*         .72          .71          .75          .74          .81
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .78*        3.55         5.41         6.11         5.45         5.30
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                242.97*      538.64 (c)   224.31 (c)   401.30       318.67       223.06
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam Intermediate U.S. Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A and class M shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within four years of purchase. Class C shares have a higher ongoing distribution fee than class B shares and have a one-year 1.00% contingent deferred sales charge and do not convert to Class A shares. Class M shares are sold with a maximum front end sales charge of 2.00% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments, including mortgage-backed securities, are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty.Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

F) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end are listed after The fund's portfolio.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The aggregate identified cost on a tax basis is $2,056,220,494, resulting in gross unrealized appreciation and depreciation of $14,885,377 and $655,729, respectively, or net unrealized depreciation of $14,229,648.

H) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned pro-rata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the lesser of (i) the annual rate of 0.50% of the average net assets of the fund or (ii) 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended May 31, 2003, the fund's expenses were reduced by $39,228 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,945 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at the annual rates of 0.25%, 0.85%, 1.00% and 0.40% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended May 31, 2003, Putnam Retail Management, acting as underwriter, received net commissions of $46,173 and $1,342 from the sale of class A and class M shares, respectively, and received $379,617 and $7,769 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended May 31, 2003, Putnam Retail Management, acting as underwriter, received $18,755 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended May 31, 2003, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,480,447,591 and $1,443,085,088, respectively. Purchases and sales of U.S. government obligations aggregated $406,274,369 and $560,011,852, respectively.

Note 4
Capital shares

At May 31, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                             Six months ended May 31, 2003
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 28,233,013        $147,123,452
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             1,148,782           5,988,323
---------------------------------------------------------------------------
                                            29,381,795         153,111,775

Shares repurchased                         (29,796,207)       (155,262,784)
---------------------------------------------------------------------------
Net decrease                                  (414,412)        $(2,151,009)
---------------------------------------------------------------------------

                                              Year ended November 30, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                191,218,699        $975,173,139
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             3,193,127          16,321,022
---------------------------------------------------------------------------
                                           194,411,826         991,494,161

Shares repurchased                        (144,771,443)       (737,389,461)
---------------------------------------------------------------------------
Net increase                                49,640,383        $254,104,700
---------------------------------------------------------------------------

                                             Six months ended May 31, 2003
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 21,578,892        $112,678,621
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               546,173           2,850,977
---------------------------------------------------------------------------
                                            22,125,065         115,529,598

Shares repurchased                         (17,931,747)        (93,693,817)
---------------------------------------------------------------------------
Net increase                                 4,193,318         $21,835,781
---------------------------------------------------------------------------

                                              Year ended November 30, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 64,303,787        $331,222,724
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             1,389,458           7,123,431
---------------------------------------------------------------------------
                                            65,693,245         338,346,155

Shares repurchased                         (24,494,983)       (125,594,500)
---------------------------------------------------------------------------
Net increase                                41,198,262        $212,751,655
---------------------------------------------------------------------------

                                             Six months ended May 31, 2003
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,956,292         $15,410,910
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                46,712             243,288
---------------------------------------------------------------------------
                                             3,003,004          15,654,198

Shares repurchased                          (2,275,063)        (11,858,862)
---------------------------------------------------------------------------
Net increase                                   727,941          $3,795,336
---------------------------------------------------------------------------

                                              Year ended November 30, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,065,684         $51,584,364
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               130,434             666,864
---------------------------------------------------------------------------
                                            10,196,118          52,251,228

Shares repurchased                          (6,319,558)        (32,315,406)
---------------------------------------------------------------------------
Net increase                                 3,876,560         $19,935,822
---------------------------------------------------------------------------

                                             Six months ended May 31, 2003
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    794,103          $4,152,209
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                37,054             193,845
---------------------------------------------------------------------------
                                               831,157           4,346,054

Shares repurchased                          (1,248,552)         (6,526,383)
---------------------------------------------------------------------------
Net decrease                                  (417,395)        $(2,180,329)
---------------------------------------------------------------------------

                                              Year ended November 30, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,244,369         $21,779,225
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               117,439             601,554
---------------------------------------------------------------------------
                                             4,361,808          22,380,779

Shares repurchased                          (3,123,600)        (15,969,176)
---------------------------------------------------------------------------
Net increase                                 1,238,208          $6,411,603
---------------------------------------------------------------------------

                                             Six months ended May 31, 2003
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,043,868         $15,849,597
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               451,406           2,334,384
---------------------------------------------------------------------------
                                             3,495,274          18,183,981

Shares repurchased                          (2,998,043)        (15,583,164)
---------------------------------------------------------------------------
Net increase                                   497,231          $2,600,817
---------------------------------------------------------------------------

                                              Year ended November 30, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,838,674         $34,988,350
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             1,584,425           8,070,172
---------------------------------------------------------------------------
                                             8,423,099          43,058,522

Shares repurchased                          (6,190,552)        (31,632,621)
---------------------------------------------------------------------------
Net increase                                 2,232,547         $11,425,901
---------------------------------------------------------------------------


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

BLEND FUNDS

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund
Global Equity Fund
Global Natural Resources Fund
International Capital Opportunities Fund
International Equity Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund *


INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund *
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund +
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund +
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds +

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Closed to new investors.

+ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminvestments.com.


SERVICES FOR SHAREHOLDERS

HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account.
(Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer and
Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and
Principal Executive Officer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Brett C. Browchuk
Vice President

Charles E. Haldeman, Jr.
Vice President

Lawrence J. Lasser
Vice President

Beth S. Mazor
Vice President

Richard A. Monaghan
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

Kevin M. Cronin
Vice President

Judith Cohen
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Intermediate U.S. Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA036-88678  398/428/674  7/03


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Intermediate U.S. Government Income Fund
Supplement to Semiannual Report dated 5/31/03

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 5/31/03

                                                                        NAV

6 month                                                                3.01%
1 year                                                                 6.67
5 years                                                               36.62
Annual average                                                         6.64
10 years                                                              80.65
Annual average                                                         6.09
Life of fund (since class A inception, 2/16/93)                       82.61
Annual average                                                         6.03

Share value:                                                            NAV

11/30/02                                                              $5.16
5/31/03                                                               $5.25

----------------------------------------------------------------------------

Distributions:  No.      Income                   Capital gains       Total
                                                 Short      Long
                 6     $0.054732                 $0.005   $0.005  $0.064732
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Controls and Procedures:
--------------------------------

The registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

There have been no significant changes in the registrant's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: July 24, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Karnig H. Durgarian
                                     ---------------------------
                                     Karnig H. Durgarian
                                     Principal Executive Officer
Date: July 24, 2003



By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Financial Officer
Date: July 24, 2003



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: July 24, 2003